UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number     811-22946
Guggenheim Strategy Funds Trust
 (Exact name of registrant as specified in charter)
805 King Farm Blvd, Suite 600, Rockville, MD 20850
 (Address of principal executive offices) (Zip code)
Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
 (Name and address of agent for service)
Registrant's telephone number, including area code:        (301) 296-5100
Date of fiscal year end:  September 30
Date of reporting period: October 1, 2015 – December 31, 2015

Item 1.  Schedule of Investments.
Attached hereto.
Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
SHORT TERM INVESTMENTS - 42.9%
U.S. GOVERNMENT SECURITIES†† - 20.7%
United States Treasury Bill
0.00% due 03/17/16[1]	$30,000,000	$29,993,911
0.00% due 04/07/16[1]	25,000,000	24,990,200
0.00% due 02/11/16[1]	22,400,000	22,396,886
0.00% due 03/31/16[1]	20,000,000	19,991,560
0.00% due 02/25/16[1]	19,000,000	18,997,701
0.00% due 01/21/16[1]	18,000,000	17,999,136
0.00% due 04/21/16[1]	18,000,000	17,988,804
0.00% due 01/14/16[1]	10,000,000	9,999,690
0.00% due 03/10/16[1]	4,800,000	4,798,958
Total U.S. Government Securities
(Cost $167,174,576)		167,156,846
FEDERAL AGENCY DISCOUNT NOTES†† - 7.2%
Federal Home Loan Bank
0.11% due 01/06/16[2]	25,000,000	24,999,800
0.11% due 01/08/16[2]	10,000,000	9,999,830
0.11% due 01/22/16[2]	10,000,000	9,999,250
0.18% due 03/16/16[2]	8,000,000	7,995,200
0.17% due 03/08/16[2]	5,000,000	4,997,335
Total Federal Agency Discount Notes
(Cost $57,994,190)		57,991,415
COMMERCIAL PAPER†† - 14.5%
Harley-Davidson Funding Corp.
0.40% due 01/13/16[3]	15,000,000	14,997,632
COX Enterprises, Inc.
0.97% due 01/25/16[3]	15,000,000	14,990,000
Ryder System, Inc.
0.77% due 01/19/16	14,000,000	13,994,610
Campbell Soup Co.
0.60% due 01/11/16[3]	13,500,000	13,497,750
Diageo Capital plc
0.74% due 01/04/16	13,000,000	12,999,166
American Water Capital Corp.
0.80% due 01/08/16	13,000,000	12,997,978
Clorox Co.
0.43% due 01/20/16[3]	12,950,000	12,947,061
Corning, Inc.
0.60% due 01/11/16[3]	11,000,000	10,998,167
Nissan Motor Acceptance Corp.
0.54% due 01/15/16[3]	10,000,000	9,997,900
Total Commercial Paper
(Cost $117,420,631)		117,420,264

	Shares	Value
MONEY MARKET INSTRUMENTS† - 0.5%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[6]
(Cost $4,396,751)	4,396,751	$4,396,751
Total Short Term Investments
(Cost $346,986,148)		346,965,276

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 29.1%
Collateralized Loan Obligations - 23.6%
Lockwood Grove CLO Ltd.
2014-1A, 1.69% due 01/25/24[3,4]	$17,750,000	$17,644,464
Capital One Multi-Asset Execution Trust
2007-A2, 0.41% due 12/16/19[4]	15,569,000	15,518,180
Golub Capital Partners CLO Ltd.
2014-21A, 2.22% due 10/25/26[3,4]	8,750,000	8,700,926
2015-25A, 2.29% due 08/05/27[3,4]	5,000,000	4,918,842
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.22% due 10/15/26[3,4]	12,000,000	11,936,142
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.22% due 04/28/26[3,4]	11,000,000	10,901,039
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[4]	10,500,000	10,381,349
MCF CLO I LLC
2013-1A, 1.97% due 04/20/23[3,4]	10,000,000	9,943,551
Great Lakes CLO Ltd.
2014-1A, 2.17% due 04/15/25[3,4]	9,900,000	9,883,139
Telos CLO Ltd.
2014-5A, 1.87% due 04/17/25[3,4]	9,900,000	9,744,781
CVP Cascade CLO Ltd.
2014-CLO1, 1.77% due 01/16/26[3,4]	8,250,000	8,132,518
Lime Street CLO Corp.
2007-1A, 1.52% due 06/20/21[3,4]	6,000,000	5,609,331
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.47% due 04/25/25[3,4]	5,600,000	5,481,943
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.12% due 10/22/26[3,4]	5,490,000	5,437,887
NewMark Capital Funding CLO Ltd.
2013-1A, 1.54% due 06/02/25[3,4]	5,500,000	5,332,170
Cerberus Onshore II CLO LLC
2014-1A, 2.32% due 10/15/23[3,4]	5,055,026	5,038,149
Cent CLO 20 Ltd.
2014-20A, 1.79% due 01/25/26[3,4]	5,100,000	5,017,471

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 29.1% (continued)
Collateralized Loan Obligations - 23.6% (continued)
Centurion CDO Ltd.
2005-9A, 0.57% due 07/17/19[3,4]	$4,494,569	$4,440,945
Venture VII CDO Ltd.
2006-7A, 0.55% due 01/20/22[3,4]	4,111,413	4,036,391
Baker Street CLO II Ltd.
2006-1A, 1.05% due 10/15/19[3,4]	3,750,000	3,649,835
Northwoods Capital X Ltd.
2013-10A, 1.73% due 11/04/25[3,4]	3,500,000	3,425,450
Flagship CLO VI
2007-1A, 2.89% due 06/10/21[3,4]	3,250,000	3,195,647
NYLIM Flatiron CLO Ltd.
2006-1A, 1.81% due 08/08/20[3,4]	1,750,000	1,698,115
2006-1X, 0.58% due 08/08/20	1,468,648	1,457,417
AMMC CLO 15 Ltd.
2014-15A, 1.78% due 12/09/26[3,4]	3,000,000	2,982,012
Babson CLO Ltd.
2007-1X, 0.54% due 01/18/21	3,011,435	2,973,595
CFIP CLO Ltd.
2014-1A, 1.79% due 04/13/25[3,4]	3,000,000	2,950,038
Madison Park Funding V Ltd.
2007-5A, 1.86% due 02/26/21[3,4]	3,000,000	2,796,885
Carlyle Global Market Strategies CLO 2013-4 Ltd.
2013-4A, 1.80% due 10/15/25[3,4]	2,000,000	1,974,807
BNPP IP CLO Ltd.
2014-1A, 1.77% due 04/24/26[3,4]	2,000,000	1,973,670
TICP CLO I Ltd.
2014-1A, 1.82% due 04/26/26[3,4]	2,000,000	1,973,005
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.92% due 07/25/25[3,4]	2,000,000	1,942,848
Ocean Trails CLO IV
2013-4A, 1.36% due 08/13/25[3,4]	105,000	104,819

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 29.1% (continued)
Collateralized Loan Obligations - 23.6% (continued)
Southfork CLO Ltd.
2005-1A, 1.38% due 02/01/17[3,4]	$15,692	$15,685
Total Collateralized Loan Obligations		191,213,046
Collateralized Debt Obligations - 4.2%
Resource Capital Corporation Ltd.
2014-CRE2, 1.40% due 04/15/32[3,4]	5,161,891	5,139,593
2015-CRE4, 1.73% due 08/15/32[3,4]	5,000,000	4,950,253
ACRE Commercial Mortgage Trust
2014-FL2, 2.40% due 08/15/31[3,4]	3,365,000	3,332,715
2014-FL2, 1.80% due 08/15/31[3,4]	1,800,000	1,783,210
2014-FL2, 1.35% due 08/15/31[3,4]	1,527,781	1,513,139
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.70% due 11/21/40[3,4]	6,476,635	6,415,272
RFTI 2015-FL1 Issuer Ltd.
2015-FL1, 2.08% due 08/15/30†††,3,4	5,000,000	4,970,101
PFP Ltd.
2015-2, 2.33% due 07/14/34[3,4]	5,000,000	4,938,823
SRERS Funding Ltd.
2011-RS, 0.54% due 05/09/46[3,4]	980,270	955,511
Total Collateralized Debt Obligations		33,998,617
Credit Cards - 1.3%
Citibank Credit Card Issuance Trust
2014-A3, 0.49% due 05/09/18[4]	10,240,000	10,239,051
Total Asset Backed Securities
(Cost $236,730,410)		235,450,714
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.5%
Residential Mortgage Backed Securities - 10.4%
CSMC Series
2014-9R, 0.30% due 06/27/36[3,4]	16,200,711	15,552,389
2014-7R, 0.37% due 10/27/36[3,4]	9,667,726	9,111,832
2014-7R, 0.38% due 12/27/37[3,4]	7,184,855	6,900,335
2014-2R, 0.42% due 02/27/46[3,4]	6,663,744	6,172,083

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.5% (continued)
Residential Mortgage Backed Securities - 10.4% (continued)
2014-6R, 0.40% due 09/27/36[3,4]	$5,535,610	$5,258,417
Nationstar HECM Loan Trust 2015-2A
2015-2A, 2.88% due 11/25/25[3]	10,607,810	10,597,202
GSMSC Resecuritization Trust
2014-3R, 0.60% due 11/26/36[3,4]	6,831,186	6,549,403
LSTAR Securities Investment Trust
2015-3, 2.43% due 03/01/20[3,4]	3,707,735	3,612,447
2014-1, 3.53% due 09/01/21[3,4]	2,942,386	2,925,615
GCAT LLC
2014-2, 3.72% due 10/25/19[3,5]	6,580,273	6,526,276
Banc of America Funding Trust
2012-R4, 0.50% due 03/04/39[3,4]	5,907,502	5,821,843
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[3,5]	4,971,641	4,934,552
Total Residential Mortgage Backed Securities		83,962,394
Commercial Mortgage Backed Securities - 4.1%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.18% due 12/15/27[3,4]	20,000,000	19,818,114
GAHR Commercial Mortgage Trust
2015-NRF, 1.63% due 12/15/16[3,4]	6,000,000	5,979,489
CSMC Series
2014-ICE, 1.13% due 04/15/27[3,4]	5,000,000	4,967,458
COMM 2014-KYO Mortgage Trust
2014-KYO, 1.60% due 06/11/27[3,4]	2,000,000	1,969,059
Total Commercial Mortgage Backed Securities		32,734,120
Total Collateralized Mortgage Obligations
(Cost $117,554,875)		116,696,514
CORPORATE BONDS†† - 13.5%
Financial - 11.2%
SPST 2015-1 A
1.19% due 03/24/16†††	21,500,000	21,498,065

	Face
	Amount	Value
CORPORATE BONDS†† - 13.5% (continued)
Financial - 11.2% (continued)
Fifth Third Bank/Cincinnati OH
1.28% due 08/20/18[4]	$10,000,000	$10,014,530
Capital One North America/Mclean VA
1.51% due 08/17/18[4]	9,550,000	9,620,087
Citigroup, Inc.
1.35% due 03/10/17	5,000,000	4,981,495
1.28% due 07/25/16[4]	4,620,000	4,626,510
National Bank of Canada
1.34% due 12/14/18[4]	9,200,000	9,208,786
Royal Bank of Scotland Group plc
1.54% due 03/31/17[4]	7,950,000	7,934,505
UnitedHealth Group, Inc.
0.77% due 01/17/17[4]	5,750,000	5,753,835
Aon Corp.
3.13% due 05/27/16	3,500,000	3,527,104
Bank of America North America
1.21% due 12/07/18[4]	3,500,000	3,496,203
Macquarie Bank Ltd.
1.38% due 03/24/17[3,4]	2,650,000	2,649,088
JPMorgan Chase & Co.
1.03% due 02/26/16[4]	2,380,000	2,380,188
Nomura Holdings, Inc.
1.95% due 09/13/16[4]	1,900,000	1,907,634
Goldman Sachs Group, Inc.
1.52% due 04/30/18[4]	1,790,000	1,798,130
CCR Incorporated MT100 Payment Rights Master Trust
0.87% due 07/10/17[4]	1,174,924	1,159,650
Total Financial		90,555,810
Communications - 1.5%
AT&T, Inc.
2.95% due 05/15/16	7,000,000	7,042,623
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
2.40% due 03/15/17	3,000,000	3,024,141
Viacom, Inc.
6.25% due 04/30/16	2,150,000	2,183,149
Total Communications		12,249,913
Consumer, Cyclical - 0.8%
Daimler Finance North America LLC
1.04% due 08/03/17[3,4]	6,000,000	5,992,992
Total Corporate Bonds
(Cost $108,801,263)		108,798,715
Total Investments - 100.0%
(Cost $810,072,696)		$807,911,219
Other Assets & Liabilities, net - 0.0%*		232,883
Total Net Assets - 100.0%		$808,144,102

Other Information (unaudited)

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
*	Less than 0.1%.
1	Zero coupon rate security.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $397,648,226 (cost $399,690,090), or 49.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Variable rate security. Rate indicated is rate effective at December 31, 2015.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
6	Rate indicated is the 7-day yield as of December 31, 2015.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at December 31, 2015 (See Note 2 in the Notes to Schedule of Investments):

		Level 2	Level 3
	Level 1 Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	Total
U.S. Government Securities	$–	$167,156,846	$–	$167,156,846
Federal Agency Discount Notes	–	57,991,415	–	57,991,415
Commercial Paper	–	117,420,264	–	117,420,264
Asset Backed Securities	–	230,480,613	4,970,101	235,450,714
Collateralized Mortgage Obligations	–	116,696,514	–	116,696,514
Corporate Bonds	–	87,300,650	21,498,065	108,798,715
Money Market Instruments	4,396,751	–	–	4,396,751
Total	$4,396,751	$777,046,302	$26,468,166	$807,911,219

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Ending Balance	Valuation	Unobservable
Fund	Category	at 12/31/15	Technique	Inputs
Guggenheim Strategy Fund I	Corporate Bonds	$ 21,498,065	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund I	Asset Backed Securities	4,970,101	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2015, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Other Information (unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2015:

Level 3 – Fair value measurement using significant unobservable inputs

	Asset Backed Securities	Corporate Bonds	Total
Guggenheim Strategy Fund I
Assets:
Beginning Balance	$-	$21,504,516	$21,504,516
Change in Unrealized Gain/Loss	101	(6,451)	(6,350)
Purchases	4,970,000	-	4,970,000
Ending Balance	$4,970,101	$21,498,065	$26,468,166
Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015	$101	$(6,451)	$(6,350)

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 7.1%
ASSRT BACKED SECURITIES†† - 3.5%
AUTOMOTIVE - 3.5%
California Republic Auto Receivables Trust
0.44% due 10/17/16	$5,410,606	$5,410,608
Ally Auto Receivables Trust
0.39% due 08/15/16	2,557,956	2,557,749
USAA Auto Owner Trust
0.38% due 08/15/16	2,074,294	2,074,295
Mercedes-Benz Auto Receivables Trust
0.39% due 08/15/16	1,337,231	1,336,957
Total Asset Backed Securities
(Cost $11,380,086)		11,379,609
COMMERICAL PAPER†† - 1.5%
Cox Enterprises, Inc.
0.65% due 01/04/16[2]	5,000,000	4,999,729
(Cost $4,999,729)
REPURCHASE AGREEMENTS††,3 - 0.6%
Jefferies & Company, Inc.
1.91% due 02/16/16	1,914,000	1,914,000
3.27% due 01/13/16	217,000	217,000
Total Repurchase Agreements
(Cost $2,131,000)		2,131,000
MONEY MARKET INSTRUMENTS† - 1.5%
Dreyfus Treasury Prime Cash Management Institutional Shares, 0.00%[1]
(Cost $5,103,017)	5,103,017	5,103,017
Total Short Term Investments
(Cost $23,613,832)		23,613,355

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 51.1%
Collateralized Loan Obligations - 39.4%
Lockwood Grove CLO Ltd.
2014-1A, 1.69% due 01/25/24[2,4]	6,750,000	6,709,867
Golub Capital Partners CLO Ltd.
2014-21A, 2.22% due 10/25/26[2,4]	3,500,000	3,480,370
2015-25A, 2.29% due 08/05/27[2,4]	1,800,000	1,770,783
2014-10A, 3.27% due 10/20/21[2,4]	500,000	498,526
Great Lakes CLO Ltd.
2015-1A, 2.27% due 07/15/26[2,4]	2,500,000	2,469,848
2014-1A, 2.92% due 04/15/25[2,4]	2,000,000	1,973,263
2014-1A, 2.17% due 04/15/25[2,4]	1,000,000	998,297
ARES XII CLO Ltd.
2007-12A, 2.39% due 11/25/20[2,4]	5,000,000	4,982,254
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 1.80% due 10/15/25[2,4]	3,500,000	3,455,912

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 51.1% (continued)
Collateralized Loan Obligations - 39.4% (continued)
2015-1A, 1.55% due 04/20/22[2,4]	$1,000,000	$992,804
FS Senior Funding Ltd.
2015-1A, 2.08% due 05/28/25[2,4]	4,450,000	4,378,800
CIFC Funding Ltd.
2007-2A, 1.92% due 04/15/21[2,4]	1,500,000	1,460,145
2013-3A, 3.32% due 01/29/25[2,4]	1,000,000	974,133
2007-1A, 1.84% due 05/10/21[2,4]	1,000,000	968,608
2015-1A, 1.62% due 01/19/23[2,4]	881,804	880,188
ACIS CLO Ltd.
2014-3A, 1.84% due 02/01/26[2,4]	2,125,000	2,098,641
2015-6A, 1.92% due 05/01/27[2,4]	2,000,000	1,978,454
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.22% due 10/15/26[2,4]	4,000,000	3,978,713
Cerberus Onshore II CLO LLC
2014-1A, 2.32% due 10/15/23[2,4]	3,971,806	3,958,546
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.22% due 04/28/26[2,4]	2,700,000	2,675,710
2014-3A, 2.82% due 04/28/26[2,4]	900,000	882,520
ACAS CLO Ltd.
2014-1A, 2.89% due 09/20/23[2,4]	3,500,000	3,481,971
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[4]	3,500,000	3,460,450
Babson CLO Ltd.
2007-1X, 0.54% due 01/18/21[4]	1,907,242	1,883,276
2014-IA, 1.81% due 07/20/25[2,4]	1,450,000	1,436,127
AMMC CLO 15 Ltd.
2014-15A, 1.78% due 12/09/26[2,4]	3,000,000	2,982,011
Fortress Credit BSL II Ltd.
2013-2A, 1.82% due 10/19/25[2,4]	3,000,000	2,957,308
Marea CLO Ltd.
2015-1A, 2.12% due 10/15/23[2,4]	3,000,000	2,914,569
Telos CLO Ltd.
2014-5A, 1.87% due 04/17/25[2,4]	2,000,000	1,968,643

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 51.1% (continued)
Collateralized Loan Obligations - 39.4% (continued)
2014-5A, 2.47% due 04/17/25[2,4]	$750,000	$732,931
CFIP CLO Ltd.
2014-1A, 1.79% due 04/13/25[2,4]	2,700,000	2,655,035
Oak Hill Credit Partners X Ltd.
2014-10A, 2.39% due 07/20/26[2,4]	2,650,000	2,591,132
MCF CLO I LLC
2013-1A, 1.97% due 04/20/23[2,4]	2,600,000	2,585,323
Highbridge Loan Management Ltd.
2014-1A, 2.82% due 09/20/22[2,4]	2,500,000	2,499,063
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/23[2,4]	2,500,000	2,467,264
Cavalry CLO II
2013-2A, 1.67% due 01/17/24[2,4]	2,500,000	2,465,291
Centurion CDO Ltd.
2005-9A, 0.57% due 07/17/19[2,4]	2,247,285	2,220,473
Lime Street CLO Corp.
2007-1A, 1.52% due 06/20/21[2,4]	2,250,000	2,103,499
Madison Park Funding VIII Ltd.
2014-8A, 2.52% due 04/22/22[2,4]	2,100,000	2,087,814
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.47% due 04/25/25[2,4]	2,000,000	1,957,837
Monroe Capital CLO Ltd.
2014-1A, 2.12% due 10/22/26[2,4]	1,850,000	1,832,439
Cent CLO Ltd.
2014-20A, 1.80% due 01/25/26[2,4]	1,800,000	1,770,872
Ares XXIII CLO Ltd.
2014-1A, 2.52% due 04/19/23[2,4]	1,750,000	1,749,730
NYLIM Flatiron CLO Ltd.
2006-1X, 0.58% due 08/08/20[4]	856,711	850,160
2006-1A, 1.81% due 08/08/20[2,4]	750,000	727,764
Regatta V Funding Ltd.
2014-1A, 3.47% due 10/25/26[2,4]	1,500,000	1,491,294
BNPP IP CLO Ltd.
2014-1A, 1.77% due 04/24/26[2,4]	1,500,000	1,480,252

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 51.1% (continued)
Collateralized Loan Obligations - 39.4% (continued)
TICP CLO I Ltd.
2014-1A, 1.82% due 04/26/26[2,4]	$1,500,000	$1,479,754
Venture VII CDO Ltd.
2006-7A, 0.55% due 01/20/22[2,4]	1,492,045	1,464,819
Marathon CLO VI Ltd.
2014-6A, 2.41% due 05/13/25[2,4]	1,500,000	1,429,322
Regatta Funding Ltd.
2007-1A, 1.81% due 06/15/20[2,4]	1,400,000	1,386,781
Gallatin CLO VII Ltd.
2014-1A, 2.37% due 07/15/23[2,4]	1,350,000	1,339,854
Baker Street CLO II Ltd.
2006-1A, 1.05% due 10/15/19[2,4]	1,250,000	1,216,612
NewMark Capital Funding CLO Ltd.
2013-1A, 1.54% due 06/02/25[2,4]	1,250,000	1,211,857
Golub Capital BDC CLO LLC
2014-1A, 2.82% due 04/25/26[2,4]	1,200,000	1,171,160
Venture VI CDO Ltd.
2006-1A, 1.81% due 08/03/20[2,4]	1,200,000	1,129,244
LCM X, LP
2014-10A, 3.17% due 04/15/22[2,4]	1,100,000	1,090,738
Cent CLO
2014-16A, 2.58% due 08/01/24[2,4]	1,000,000	993,371
CVP Cascade CLO Ltd.
2014-CLO1, 1.77% due 01/16/26[2,4]	1,000,000	985,760
Flagship CLO VI
2007-1A, 2.89% due 06/10/21[2,4]	1,000,000	983,276
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 2.62% due 10/20/25[2,4]	1,000,000	966,445
Madison Park Funding V Ltd.
2007-5A, 1.86% due 02/26/21[2,4]	1,000,000	932,295
Duane Street CLO IV Ltd.
2007-4A, 2.61% due 11/14/21[2,4]	900,000	873,318
Westbrook CLO Ltd.
2006-1A, 2.27% due 12/20/20[2,4]	850,000	806,954
Black Diamond CLO Ltd.
2005-2X, 1.04% due 01/07/18[4]	750,000	738,176

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 51.1% (continued)
Collateralized Loan Obligations - 39.4% (continued)
Newstar Commercial Loan Funding LLC
2014-1A, 2.92% due 04/20/25[2,4]	$750,000	$734,407
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.92% due 07/25/25[2,4]	750,000	728,568
TICP CLO II Ltd.
2014-2A, 2.37% due 07/20/26[2,4]	600,000	587,004
San Gabriel CLO Ltd.
2007-1A, 2.74% due 09/10/21[2,4]	450,000	441,828
Marathon CLO IV Ltd.
2012-4A, 1.76% due 05/20/23[2,4]	435,533	434,325
Nantucket CLO Ltd.
2006-1X, 1.88% due 11/24/20[4]	400,000	388,284
Brentwood CLO Corp.
2006-1A, 0.60% due 02/01/22[2,4]	342,166	337,875
Southfork CLO Ltd.
2005-1A, 1.38% due 02/01/17[2,4]	5,231	5,228
Total Collateralized Loan Obligations		130,776,165
Collateralized Debt Obligations - 4.8%
Resource Capital Corporation Ltd.
2015-CRE4, 1.73% due 08/15/32[2,4]	3,500,000	3,465,177
2014-CRE2, 1.40% due 04/15/32[2,4]	1,707,082	1,699,708
Triaxx Prime CDO Ltd.
2006-2A, 0.69% due 10/02/39[2,4]	2,620,923	2,482,412
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.70% due 11/21/40[2,4]	2,114,244	2,094,213
RFTI Issuer Ltd.
2015-FL1, 2.08% due 08/15/30†††[2,4]	2,000,000	1,988,040
PFP Ltd.
2015-2, 2.32% due 07/14/34[2,4]	2,000,000	1,975,529
ACRE Commercial Mortgage Trust
2014-FL2, 2.40% due 08/15/31[2,4]	900,000	891,365
2014-FL2, 1.80% due 08/15/31[2,4]	500,000	495,336

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 51.1% (continued)
Collateralized Debt Obligations - 4.8% (continued)
2014-FL2, 1.35% due 08/15/31[2,4]	$412,259	$408,307
SRERS Funding Ltd.
2011-RS, 0.54% due 05/09/46[2,4]	356,462	347,459
Total Collateralized Debt Obligations		15,847,546
Credit Cards - 3.0%
Capital One Multi-Asset Execution Trust
2007-A2, 0.41% due 12/16/19[4]	5,700,000	5,681,394
Citibank Credit Card Issuance Trust
2014-A3, 0.62% due 05/09/18[4]	4,100,000	4,099,620
Total Credit Cards		9,781,014
Automotive - 2.5%
CarMax Auto Owner Trust
2015-4, 0.42% due 10/17/16	7,267,094	7,267,098
Hyundai Auto Lease Securitization Trust
2015-B, 0.38% due 06/15/16[2]	1,003,051	1,003,051
Total Automotive		8,270,149
Equipment - 1.4%
CNH Equipment Trust
2015-B, 0.38% due 06/03/16	3,157,040	3,157,041
MMAF Equipment Finance LLC
2015-AA, 0.39% due 06/03/16[2]	1,591,910	1,591,750
Total Equipment		4,748,791
Total Asset Backed Securities
(Cost $170,279,751)		169,423,665
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.6%
Residential Mortgage Backed Securities - 15.8%
CSMC Series
2014-9R, 0.30% due 06/27/36[2,4]	5,358,087	5,143,666
2014-7R, 0.37% due 10/27/36[2,4]	2,713,693	2,557,656
2014-2R, 0.40% due 02/27/46[2,4]	2,601,386	2,409,452
2014-7R, 0.38% due 12/27/37[2,4]	2,502,188	2,403,102
2014-6R, 0.40% due 09/27/36[2,4]	1,556,196	1,478,270
LSTAR Securities Investment Trust
2015-4, 2.24% due 04/01/20[2,4]	1,829,579	1,803,279

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.6% (continued)
Residential Mortgage Backed Securities - 15.8% (continued)
2015-3, 2.43% due 03/01/20[2,4]	$1,390,401	$1,354,667
2014-1, 3.53% due 09/01/21[2,4]	891,632	886,550
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[2]	4,036,600	4,032,564
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[2,5]	3,480,149	3,454,187
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/41[2,4]	3,537,475	3,286,668
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[2,5]	3,000,000	2,996,426
Structured Asset Investment Loan Trust
2005-1, 1.14% due 02/25/35[2,4]	1,500,000	1,412,801
2005-2, 1.16% due 03/25/35[4]	1,200,000	1,123,236
CIT Mortgage Loan Trust
2007-1, 1.87% due 10/25/37[2,4]	2,695,878	2,511,068
GSAMP Trust
2005-HE6, 0.86% due 11/25/35[4]	2,400,000	2,242,385
GCAT LLC
2014-2, 3.72% due 10/25/19[2,5]	2,193,424	2,175,425
Banc of America Funding Trust
2012-R4, 0.69% due 03/04/39[2,4]	2,197,653	2,165,787
Encore Credit Receivables Trust
2005-4, 0.86% due 01/25/36[4]	2,150,000	1,992,755
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC1, 0.58% due 03/25/36[4]	1,254,309	1,203,721
2006-NC1, 0.57% due 05/25/36[4]	756,828	704,432
GSMSC Resecuritization Trust
2014-3R, 0.60% due 11/26/36[2,4]	1,977,449	1,895,880
First Frankin Mortgage Loan Trust
2006-FF4, 0.61% due 03/25/36[4]	1,936,643	1,803,152
Accredited Mortgage Loan Trust
2007-1, 0.55% due 02/25/37[4]	675,787	644,270

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.6% (continued)
Residential Mortgage Backed Securities - 15.8% (continued)
New Century Home Equity Loan Trust Series
2005-C, 0.67% due 12/25/35[4]	$645,593	$612,887
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.50% due 02/25/47[4]	88,443	86,197
Total Residential Mortgage Backed Securities		52,380,483
Commercial Mortgage Backed Securities - 9.8%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.18% due 12/15/27[2,4]	7,000,000	6,936,339
CSMC Series
2014-ICE, 2.48% due 04/15/27[2,4]	3,500,000	3,465,731
2014-ICE, 1.13% due 04/15/27[2,4]	2,000,000	1,986,983
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 1.31% due 07/15/31[2,4]	3,122,296	3,097,506
2014-FL5, 2.43% due 07/15/31[2,4]	2,250,000	2,229,817
Morgan Stanley Capital I Trust
2015-XLF1, 2.52% due 08/14/31[2,4]	4,000,000	3,978,172
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.43% due 06/15/28[2,4]	2,000,000	1,992,349
2014-ICTS, 1.73% due 06/15/28[2,4]	1,500,000	1,493,853
COMM Mortgage Trust
2014-KYO, 1.60% due 06/11/27[2,4]	2,000,000	1,969,059
2014-KYO, 2.65% due 06/11/27[2,4]	1,400,000	1,372,930
GAHR Commercial Mortgage Trust
2015-NRF, 1.63% due 12/15/16[2,4]	2,000,000	1,993,164
BLCP Hotel Trust
2014-CLRN, 1.68% due 08/15/29[2,4]	2,000,000	1,961,103
Total Commercial Mortgage Backed Securities		32,477,006
Total Collateralized Mortgage Obligations
(Cost $85,490,288)		84,857,489

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
CORPORATE BONDS†† - 16.4%
Financial - 11.0%
SPST
1.19% due 03/24/16†††	$9,250,000	$9,249,167
National Bank of Canada
1.34% due 12/14/18[4]	3,800,000	3,803,628
Fifth Third Bank/Cincinnati OH
1.28% due 08/20/18[4]	3,500,000	3,505,086
Citigroup, Inc.
1.35% due 03/10/17	2,000,000	1,992,598
1.28% due 07/25/16[4]	1,440,000	1,442,029
Capital One North America/Mclean VA
1.51% due 08/17/18[4]	3,400,000	3,424,953
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	2,200,000	2,180,200
Liberty Mutual Group, Inc.
6.70% due 08/15/16[2]	2,038,000	2,104,508
Royal Bank of Scotland Group plc
1.54% due 03/31/17[4]	1,750,000	1,746,589
CCR Incorporated MT100 Payment Rights Master Trust
0.87% due 07/10/17[4]	1,454,667	1,435,757
Bank of America North America
1.21% due 12/07/18[4]	1,395,000	1,393,486
International Lease Finance Corp.
2.46% due 06/15/16[4]	1,390,000	1,386,525
Macquarie Bank Ltd.
1.38% due 03/24/17[2,4]	800,000	799,725
JPMorgan Chase & Co.
1.03% due 02/26/16[4]	740,000	740,058

	Face
	Amount	Value
CORPORATE BONDS†† - 16.4% (continued)
Financial - 11.0% (continued)
Nomura Holdings, Inc.
1.95% due 09/13/16[4]	$590,000	$592,371
Goldman Sachs Group, Inc.
1.52% due 04/30/18[4]	550,000	552,498
Total Financial		36,349,178
Consumer, Cyclical - 2.6%
Daimler Finance North America LLC
1.04% due 08/03/17[2,4]	5,000,000	4,994,160
Ford Motor Credit Company LLC
3.98% due 06/15/16	3,500,000	3,538,854
Total Consumer, Cyclical		8,533,014
Consumer, Non-cyclical - 1.8%
UnitedHealth Group, Inc.
0.77% due 01/17/17[4]	2,000,000	2,001,334
Tenet Healthcare Corp.
4.01% due 06/15/20[2,4]	2,000,000	1,950,000
ADT Corp.
4.13% due 04/15/19	1,000,000	1,028,750
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2]	910,000	921,375
Total Consumer, Non-cyclical		5,901,459
Communications - 1.0%
DIRECTV Holdings LLC / DIRECTV Financing Company, Inc.
2.40% due 03/15/17	2,000,000	2,016,094
Level 3 Financing, Inc.
4.10% due 01/15/18[4]	1,380,000	1,385,175
Total Communications		3,401,269
Total Corporate Bonds
(Cost $54,296,444)		54,184,920
Total Investments - 100.2%
(Cost $333,680,315)		$332,079,429
Other Assets & Liabilities, net - (0.2)%		(789,922)
Total Net Assets - 100.0%		$331,289,507

Other Information (unaudited)

†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	Rate indicated is the 7-day yield at December 31, 2015.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $232,112,117 (cost $233,589,326), or 70.1% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

3	Repurchase Agreement —See Note 4.
4	Variable rate security. Rate indicated is rate effective at December 31, 2015.
5	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at December 31, 2015 (see Note 2 in the Notes to Schedule of Investments):

		Level 2	Level 3
	Level 1 Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Asset Backed Securities	$-	$178,815,234	$1,988,040	$180,803,274
Collateralized Mortgaged Obligations	-	84,857,489	-	84,857,489
Corporate Bonds	-	44,935,753	9,249,167	54,184,920
Money Market Instruments	5,103,017	-	-	5,103,017
Commercial Paper	-	4,999,729	-	4,999,729
Repurchase Agreements	-	2,131,000	-	2,131,000
Total	$5,103,017	$315,739,205	$11,237,207	$332,079,429

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs
Guggenheim Strategy Fund II	Corporate Bonds	$9,249,167	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicitive Quote
Asset Backed Securities		1,988,040	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicitive Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2015, there were no transfers between levels.

Other Information (unaudited)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2015:

LEVEL 3 – Fair value measurement using significant unobservable inputs
	Asset Backed Securities	Corporate Bonds	Total
Guggenheim Strategy Fund II
Assets:
Beginning Balance	$-	$9,251,943	$9,251,943
Change in Unrealized Gain/Loss	(101)	(2,776)	(2,877)
Purchases	1,988,141	-	1,988,141
Ending Balance	$1,988,040	$9,249,167	$11,237,207
Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015	$(101)	$(2,776)	$(2,877)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face Amount/ Shares	Value
SHORT TERM INVESTMENTS - 6.9%
COMMERCIAL PAPER†† - 3.1%
Ryder System, Inc.
0.65% due 01/05/16	3,000,000	$2,999,846
Cox Enterprises, Inc.
0.46% due 01/04/16[2]	3,000,000	2,999,838
Total Commercial Paper
(Cost $5,999,684)		5,999,684
ASSET BACKED SECURITES†† - 1.4%
California Republic Auto Receivables Trust 2015-3
0.44% due 10/17/16	2,352,437	2,352,439
Mercedes-Benz Auto Receivables Trust 2015-1
0.39% due 08/15/16	486,266	486,166
Total Asset Backed Securities
(Cost $2,838,704)		2,838,605
REPURCHASE AGREEMENTS††,3 - 0.9%
Jefferies & Company, Inc
1.91% due 02/16/16
(Cost $1,840,000)	1,840,000	1,840,000
MONEY MARKET INSTRUMENTS† - 1.5%
Dreyfus Treasury Prime Cash
Management Institutional Shares 0.00%[4]
(Cost $2,902,823)	2,902,823	2,902,823
Total Short Term Investments
(Cost $13,581,211)		13,581,112

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 51.5%
Collateralized Loan Obligations - 44.3%
Golub Capital Partners CLO Ltd.
2014-21A, 2.22% due 10/25/26[2,5]	2,750,000	$2,734,576
2015-25A, 2.29% due 08/05/27[2,5]	1,500,000	1,475,653
2014-10A, 3.27% due 10/20/21[2,5]	750,000	747,790
Cerberus Onshore II CLO LLC
2014-1A, 2.32% due 10/15/23[2,5]	3,249,659	3,238,809
Lockwood Grove CLO Ltd.
2014-1A, 1.69% due 01/25/24[2,5]	2,750,000	2,733,648
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.52% due 04/28/26[2,5]	1,200,000	1,189,204
2014-3A, 3.12% due 04/28/26[2,5]	1,200,000	1,176,693
Baker Street CLO II Ltd.
2006-1A, 1.05% due 10/15/19[2,5]	2,300,000	2,238,565

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 51.5% (continued)
Collateralized Loan Obligations - 44.3% (continued)
FS Senior Funding 2015-1 Ltd.
2015-1A, 2.08% due 05/28/25[2,5]	$2,200,000	$2,164,800
CIFC Funding Ltd.
2013-3A, 3.32% due 01/29/25[2,5]	1,200,000	1,168,959
2007-1A, 1.84% due 05/10/21[2,5]	1,000,000	968,608
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.22% due 10/15/26[2,5]	2,000,000	1,989,356
Rampart CLO Ltd.
2007-1A, 2.19% due 10/25/21[2,5]	2,000,000	1,981,811
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24[5]	2,000,000	1,977,400
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 2.62% due 10/20/25[2,5]	2,000,000	1,932,890
Steele Creek CLO Ltd.
2014-1A, 2.62% due 08/21/26[2,5]	1,800,000	1,760,289
Cifc Funding 2007-II Ltd.
2007-2A, 1.92% due 04/15/21[2,5]	1,750,000	1,703,502
OFSI Fund Ltd.
2006-1A, 1.42% due 09/20/19[2,5]	1,655,569	1,646,058
CFIP CLO Ltd.
2014-1A, 1.79% due 04/13/25[2,5]	1,650,000	1,622,521
MCF CLO I LLC
2013-1A, 1.97% due 04/20/23[2,5]	1,600,000	1,590,968
Duane Street CLO IV Ltd.
2007-4A, 2.61% due 11/14/21[2,5]	850,000	824,800
2007-4A, 1.36% due 11/14/21[2,5]	750,000	727,914
Carlyle Global Market Strategies CLO 2013-4 Ltd.
2013-4A, 1.79% due 10/15/25[2,5]	1,500,000	1,481,105
Cavalry CLO II
2013-2A, 1.66% due 01/17/24[2,5]	1,500,000	1,479,175
Marea CLO 2012-1 Ltd.
2015-1A, 2.12% due 10/15/23[2,5]	1,500,000	1,457,284
Flatiron CLO 2013-1 Ltd.
2013-1A, 2.32% due 01/17/26[2,5]	1,500,000	1,444,627

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 51.5% (continued)
Collateralized Loan Obligations - 44.3% (continued)
Oak Hill Credit Partners X Ltd.
2014-10A, 2.39% due 07/20/26[2,5]	$1,400,000	$1,368,900
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.82% due 04/25/26[2,5]	1,400,000	1,366,353
Garrison Funding 2015-1 Ltd.
2015-1A, 2.78% due 05/25/27[2,5]	1,400,000	1,360,100
Madison Park Funding VIII Ltd.
2014-8A, 2.52% due 04/22/22[2,5]	1,300,000	1,292,456
ACAS CLO Ltd.
2014-1A, 2.89% due 09/20/23[2,5]	1,250,000	1,243,561
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/23[2,5]	1,250,000	1,233,632
BNPP IP CLO Ltd.
2014-1A, 1.77% due 04/24/26[2,5]	1,200,000	1,184,202
TICP CLO I Ltd.
2014-1A, 1.82% due 04/26/26[2,5]	1,200,000	1,183,803
Telos CLO Ltd.
2014-5A, 1.87% due 04/17/25[2,5]	1,200,000	1,181,186
Neuberger Berman CLO Ltd.
2014-12A, 2.42% due 07/25/23[2,5]	1,100,000	1,087,748
TICP CLO II Ltd.
2014-2A, 2.37% due 07/20/26[2,5]	1,100,000	1,076,174
Carlyle Global Market Strategies CLO 2013-3 Ltd.
2013-3A, 1.44% due 07/15/25[2,5]	1,050,000	1,028,663
Ares XXIII CLO Ltd.
2014-1A, 2.52% due 04/19/23[2,5]	1,000,000	999,846
Regatta V Funding Ltd.
2014-1A, 3.47% due 10/25/26[2,5]	1,000,000	994,196
LCM X, LP
2014-10A, 3.17% due 04/15/22[2,5]	1,000,000	991,580
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.12% due 10/22/26[2,5]	1,000,000	990,508
Benefit Street Partners CLO V Ltd.
2014-VA, 1.92% due 10/20/26[2,5]	1,000,000	990,300

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 51.5% (continued)
Collateralized Loan Obligations - 44.3% (continued)
ACIS CLO 2015-6 Ltd.
2015-6A, 1.92% due 05/01/27[2,5]	$1,000,000	$989,227
Voya CLO Ltd.
2015-3A, 3.27% due 10/15/22[2,5]	1,000,000	988,012
Acis CLO 2014-3 Ltd.
2014-3A, 1.84% due 02/01/26[2,5]	1,000,000	987,596
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.47% due 04/25/25[2,5]	1,000,000	978,918
Adirondack Park CLO Ltd.
2013-1A, 3.32% due 04/15/24[2,5]	1,000,000	977,288
Venture CLO Ltd.
2015-11A, 2.31% due 11/14/22[2,5]	1,000,000	973,865
WhiteHorse IV Ltd.
2007-4A, 1.76% due 01/17/20[2,5]	1,000,000	969,521
NewMark Capital Funding CLO Ltd.
2013-1A, 1.54% due 06/02/25[2,5]	1,000,000	969,485
Marathon CLO VI Ltd.
2014-6A, 2.41% due 05/13/25[2,5]	1,000,000	952,881
Brentwood CLO Corp.
2006-1A, 1.15% due 02/01/22[2,5]	1,000,000	925,981
Rockwall CDO Ltd.
2007-1A, 0.88% due 08/01/24[2,5]	1,000,000	920,412
Great Lakes CLO Ltd.
2014-1A, 2.17% due 04/15/25[2,5]	600,000	598,978
2014-1A, 4.02% due 04/15/25[2,5]	250,000	248,218
Regatta Funding Ltd.
2007-1A, 1.81% due 06/15/20[2,5]	850,000	841,974
Westbrook CLO Ltd.
2006-1A, 2.27% due 12/20/20[2,5]	850,000	806,954
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.37% due 07/15/23[2,5]	800,000	793,988
Marine Park CLO Ltd.
2015-1A, 1.64% due 10/12/23[2,5]	785,000	779,348
Venture VII CDO Ltd.
2006-7A, 0.55% due 01/20/22[2,5]	663,131	651,031

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 51.5% (continued)
Collateralized Loan Obligations - 44.3% (continued)
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.87% due 10/17/22[2,5]	$600,000	$596,520
Centurion CDO Ltd.
2005-9A, 0.57% due 07/17/19[2,5]	599,276	592,126
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.92% due 04/15/25[2,5]	600,000	591,979
CVP Cascade CLO Ltd.
2014-CLO1, 1.77% due 01/16/26[2,5]	600,000	591,456
Finn Square CLO Ltd.
2012-1A, 3.39% due 12/24/23[2,5]	600,000	590,057
Franklin CLO VI Ltd.
2007-6A, 0.57% due 08/09/19[2,5]	529,174	518,111
Telos CLO 2006-1 Ltd.
2006-1A, 0.81% due 10/11/21[2,5]	500,000	495,504
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2A, 3.22% due 07/20/23[2,5]	500,000	495,038
CIFC Funding 2012-I Ltd.
2014-1A, 2.46% due 08/14/24[2,5]	500,000	494,931
Flagship CLO VI
2007-1A, 2.89% due 06/10/21[2,5]	500,000	491,638
Telos CLO 2014-5 Ltd.
2014-5A, 2.47% due 04/17/25[2,5]	500,000	488,621
Lime Street CLO Corp.
2007-1A, 1.52% due 06/20/21[2,5]	500,000	467,444
Madison Park Funding V Ltd.
2007-5A, 1.86% due 02/26/21[2,5]	500,000	466,148
San Gabriel CLO Ltd.
2007-1A, 2.74% due 09/10/21[2,5]	450,000	441,828
Nantucket CLO Ltd.
2006-1X, 1.88% due 11/24/20	400,000	388,284
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 2.92% due 04/20/25[2,5]	250,000	244,802
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.91% due 07/25/25[2,5]	250,000	242,856

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 51.5% (continued)
Collateralized Loan Obligations - 44.3% (continued)
Babson CLO Ltd.
2007-1X, 0.54% due 01/18/21	$200,762	$198,240
Southfork CLO Ltd.
2005-1A, 1.38% due 02/01/17[2,5]	5,231	5,228
Total Collateralized Loan Obligations		86,784,701
Collateralized Debt Obligations - 4.8%
Resource Capital Corporation Ltd.
2014-CRE2, 1.40% due 04/15/32[2,5]	1,788,372	1,780,647
2015-CRE4, 1.73% due 08/15/32[2,5]	1,500,000	1,485,075
ACRE Commercial Mortgage Trust
2014-FL2, 2.40% due 08/15/31[2,5]	800,000	792,325
2014-FL2, 1.80% due 08/15/31[2,5]	500,000	495,336
2014-FL2, 1.35% due 08/15/31[2,5]	485,010	480,362
Triaxx Prime CDO Ltd.
2006-2A, 0.69% due 10/02/39[2,5]	1,310,461	1,241,206
RFTI 2015-FL1 Issuer Ltd.
2015-FL1, 2.08% due 08/15/30†††,2,5	1,000,000	994,019
PFP Ltd.
2015-2, 2.32% due 07/14/34[2,5]	1,000,000	987,765
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.70% due 11/21/40[2,5]	704,748	698,071
SRERS Funding Ltd.
2011-RS, 0.54% due 05/09/46[2,5]	356,462	347,459
Total Collateralized Debt Obligations		9,302,265
Financial - 1.6%
Capital One Multi-Asset Execution Trust
2007-A2, 0.41% due 12/16/19[5]	3,100,000	3,089,881
Automotive - 0.7%
CarMax Auto Owner Trust 2015-4
2015-4, 0.42% due 10/17/16	1,321,290	1,321,291

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 51.5% (continued)
Equipment - 0.1%
MMAF Equipment Finance LLC 2015-A
2015-AA, 0.39% due 06/03/16[2]	$176,879	$176,861
Total Asset Backed Securities
(Cost $101,216,190)		100,674,999
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.9%
Residential Mortgage Backed Securities - 18.0%
CSMC Series
2014-7R, 0.38% due 12/27/37[2,5]	2,323,461	2,231,452
2014-7R, 0.37% due 10/27/36[2,5]	2,326,023	2,192,277
2014-2R, 0.40% due 02/27/46[2,5]	1,888,103	1,748,796
2014-6R, 0.40% due 09/27/36[2,5]	963,359	915,119
2014-9R, 0.30% due 06/27/36[2,5]	357,206	342,911
LSTAR Securities Investment Trust
2015-4, 2.24% due 04/01/20[2,5]	2,835,848	2,795,083
2015-10, 2.43% due 11/02/20[2,5]	1,958,367	1,924,709
2014-1, 3.53% due 09/01/21[2,5]	1,426,612	1,418,480
Nationstar HECM Loan Trust 2015-2A
2015-2A, 2.88% due 11/25/25[2]	3,661,103	3,657,442
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/41[2,5]	2,021,415	1,878,096
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC1
2006-BC1, 0.58% due 03/25/36[5]	1,915,951	1,838,677
GSMSC Resecuritization Trust
2014-3R, 0.60% due 11/26/36[2,5]	1,797,681	1,723,527
GSAMP Trust
2005-HE6, 0.86% due 11/25/35[5]	1,725,000	1,611,714
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[1,2]	1,500,000	1,498,213
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[1,2]	1,491,492	1,480,366
Structured Asset Investment Loan Trust
2005-1, 1.14% due 02/25/35[2,5]	850,000	800,587
2005-2, 1.16% due 03/25/35[5]	700,000	655,221

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.9% (continued)
Residential Mortgage Backed Securities - 18.0% (continued)
CIT Mortgage Loan Trust
2007-1, 1.87% due 10/25/37[2,5]	$1,421,296	$1,323,862
Banc of America Funding Trust
2012-R4, 0.50% due 03/04/39[2,5]	1,151,152	1,134,460
GCAT LLC
2014-2, 3.72% due 10/25/19[1,2]	1,096,712	1,087,713
Encore Credit Receivables Trust
2005-4, 0.86% due 01/25/36[5]	1,100,000	1,019,549
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.67% due 12/25/35[5]	812,969	771,783
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.55% due 02/25/37[5]	535,969	510,973
Structured Asset Securities Corporation Mortgage Loan Trust 2006-NC1
2006-NC1, 0.57% due 05/25/36[5]	432,473	402,533
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.50% due 02/25/47[5]	116,745	113,779
Total Residential Mortgage Backed Securities		35,077,322
Commercial Mortgage Backed Securities - 6.9%
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.18% due 12/15/27[2,5]	3,000,000	2,972,716
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS, 1.43% due 06/15/28[2,5]	1,000,000	996,175
2014-ICTS, 1.73% due 06/15/28[2,5]	1,000,000	995,902
2014-ICTS, 2.23% due 06/15/28[2,5]	500,000	496,406
CSMC Series
2014-ICE, 2.48% due 04/15/27[2,5]	1,600,000	1,584,334
2014-ICE, 1.13% due 04/15/27[2,5]	600,000	596,095
Morgan Stanley Capital I Trust
2015-XLF1, 2.52% due 08/14/31[2,5]	2,000,000	1,989,086

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.9% (continued)
Commercial Mortgage Backed Securities - 6.9% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.43% due 07/15/31[2,5]	$1,000,000	$991,030
COMM 2014-KYO Mortgage Trust
2014-KYO, 1.60% due 06/11/27[2,5]	1,000,000	984,530
COMM Mortgage Trust
2014-KYO, 2.65% due 06/11/27[2,5]	800,000	784,531
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5
2014-FL5, 1.31% due 07/15/31[2,5]	693,844	688,335
BLCP Hotel Trust
2014-CLRN, 1.68% due 08/15/29[2,5]	500,000	490,276
Total Commercial Mortgage Backed Securities		13,569,416
Total Collateralized Mortgage Obligations
(Cost $48,910,574)		48,646,738
CORPORATE BONDS†† - 14.1%
Financial - 10.2%
SPST 2015-1 A
1.19% due 03/24/16†††	5,000,000	4,999,550
National Bank of Canada
1.34% due 12/14/18[5]	2,000,000	2,001,909
Capital One North America/Mclean VA
1.51% due 08/17/18[5]	1,500,000	1,511,009
Fifth Third Bank/Cincinnati OH
1.28% due 08/20/18[5]	1,500,000	1,502,180
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	1,200,000	1,189,200
CCR Incorporated MT100 Payment Rights Master Trust
0.87% due 07/10/17[5]	1,137,624	1,122,835
International Lease Finance Corp.
2.46% due 06/15/16[5]	1,090,000	1,087,275
Royal Bank of Scotland Group plc
1.54% due 03/31/17[5]	1,050,000	1,047,954
Willis Towers Watson plc
4.13% due 03/15/16	1,000,000	1,005,421
UnitedHealth Group, Inc.
0.77% due 01/17/17[5]	1,000,000	1,000,667
Citigroup, Inc.
1.28% due 07/25/16[5]	940,000	941,324
Bank of America North America
1.21% due 12/07/18[5]	750,000	749,186

	Face
	Amount	Value
CORPORATE BONDS†† - 14.1% (continued)
Financial - 10.2% (continued)
Macquarie Bank Ltd.
1.38% due 03/24/17[2,5]	$550,000	$549,811
JPMorgan Chase & Co.
1.03% due 02/26/16[5]	480,000	480,038
Nomura Holdings, Inc.
1.95% due 09/13/16[5]	390,000	391,567
Goldman Sachs Group, Inc.
1.52% due 04/30/18[5]	360,000	361,635
Total Financial		19,941,561
Consumer, Non-cyclical - 2.0%
ADT Corp.
4.13% due 04/15/19	1,000,000	1,028,750
Tenet Healthcare Corp.
4.01% due 06/15/20[2,5]	1,000,000	975,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2]	936,000	947,700
HRG Group, Inc.
7.88% due 07/15/19	900,000	940,500
Total Consumer, Non-cyclical		3,891,950
Consumer, Cyclical - 1.3%
Ford Motor Credit Company LLC
3.98% due 06/15/16	1,500,000	1,516,652
Daimler Finance North America LLC
1.04% due 08/03/17[2,5]	1,000,000	998,832
Total Consumer, Cyclical		2,515,484
Communications - 0.5%
Level 3 Financing, Inc.
4.10% due 01/15/18[5]	1,080,000	1,084,050
Utilities - 0.1%
AES Corp.
3.41% due 06/01/19[5]	200,000	183,500
Total Corporate Bonds
(Cost $27,718,149)		27,616,545
SENIOR FLOATING RATE INTERESTS††,5 - 3.2%
Technology - 1.0%
Avago Technologies Ltd.
4.25% due 11/11/22	950,000	938,723
First Data Corp.
3.93% due 03/23/18	650,000	640,698
LANDesk Group, Inc.
5.00% due 02/25/20	295,500	286,635
Infor, Inc.
3.75% due 06/03/20	230,894	216,272
Total Technology		2,082,328
Industrial - 0.7%
Fly Leasing Ltd.
3.50% due 08/08/19	1,336,301	1,320,934
Communications - 0.7%
Univision Communications, Inc.
4.00% due 02/28/20	1,040,310	1,016,383

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,5 - 3.2%
Communications - 0.7% (continued)
EMI Music Publishing
4.00% due 08/19/22	$270,851	$265,705
Total Communications		1,282,088
Financial - 0.5%
NXP B.V. / NXP Funding LLC
3.75% due 12/07/20	1,000,000	994,250

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,5 - 3.2% (continued)
Consumer, Non-cyclical - 0.3%
Smart & Final Stores LLC
4.00% due 11/15/19	$600,000	$591,000
Total Senior Floating Rate Interests
(Cost $6,345,937)		6,270,600
Total Investments - 100.6%
(Cost $197,772,061)		$196,789,994
Other Assets & Liabilities, net - (0.6)%		(1,217,008)
Total Net Assets - 100.0%		$195,572,986

Other Information (unaudited)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $141,893,593 (cost $142,734,630), or 72.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Repurchase Agreements — See Note 4.
4	Rate indicated is the 7-day yield as of December 31, 2015.
5	Variable rate security. Rate indicated is rate effective at December 31, 2015.

plc	Public Limited Company
See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at December 31, 2015 (see Note 2 in the Notes to Schedule of Investments):

		Level 2	Level 3
	Level 1 Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Asset Backed Securities	$-	$102,519,585	$994,019	$103,513,604
Collateralized Mortgage Obligations	-	48,646,738	-	48,646,738
Corporate Bonds	-	22,616,995	4,999,550	27,616,545
Commercial Paper	-	5,999,684	-	5,999,684
Money Market Instruments	2,902,823	-	-	2,902,823
Repurchase Agreements	-	1,840,000	-	1,840,000
Senior Floating Rate Interests	-	6,270,600	–	6,270,600
Total	$2,902,823	$187,893,602	$5,993,569	$196,789,994

The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Fund	Category	Ending Balance at 12/31/2015	Valuation Technique	Unobservable Inputs
Guggenheim Strategy Fund III	Corporate Bonds	$4,999,550	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund III	Asset Backed Securities	$994,019	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2015, there were no transfers between levels.

Other Information (unaudited)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2015:

Level 3 – Fair value measurement using significant unobservable inputs

	Asset Backed Securities	Corporate Bonds	Total
Guggenheim Strategy Fund III
Assets:
Beginning Balance	$-	$5,001,050	$5,001,050
Change in Unrealized Gain/Loss	19	(1,500)	(1,481)
Purchases	994,000	-	994,000
Ending Balance	$994,019	$4,999,550	$5,993,569
Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015	$19	$(1,500)	$(1,481)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 5.3%
ASSET BACKED SECURITES†† - 1.6%
AUTOMOTIVE - 1.6%
California Republic Auto Receivables Trust
0.44% due 10/17/16	$1,646,706	$1,646,707
Mercedes-Benz Auto Receivables Trust
0.39% due 08/15/16	486,266	486,166
Total Asset Backed Securites
(Cost $2,132,972)		2,132,873
COMMERICAL PAPER†† - 0.8%
Cox Enterprises, Inc.
0.65% due 01/04/16[2]	1,000,000	999,946
(Cost $999,946)
REPURCHASE AGREEMENTS††,3 - 1.8%
Jefferies & Company, Inc.
1.91% due 02/16/16	1,095,000	1,095,000
3.27% due 01/13/16	590,000	590,000
1.69% due 01/11/16	554,000	554,000
Total Repurchase Agreements
(Cost $2,239,000)		2,239,000
MONEY MARKET INSTRUMENTS† - 1.1%
Dreyfus Treasury Prime Cash Management Institutional Shares, 0.00%[4]	1,381,688	1,381,688
(Cost $1,381,688)
Total Short Term Investments
(Cost $6,753,606)		6,753,507

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 56.9%
Collateralized Loan Obligations - 48.5%
CIFC Funding Ltd.
2007-2A, 1.92% due 04/15/21[2,5]	1,750,000	1,703,502
2013-3A, 3.32% due 01/29/25[2,5]	1,000,000	974,133
2007-1A, 1.84% due 05/10/21[2,5]	1,000,000	968,608
Lockwood Grove CLO Ltd.
2014-1A, 1.69% due 01/25/24[2,5]	2,750,000	2,733,650
Baker Street CLO II Ltd.
2006-1A, 1.05% due 10/15/19[2,5]	2,200,000	2,141,236
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.22% due 10/15/26[2,5]	2,000,000	1,989,357
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.38% due 10/24/24[5]	2,000,000	1,977,400
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.52% due 04/28/26[2,5]	1,000,000	991,004
2014-3A, 2.82% due 04/28/26[2,5]	1,000,000	980,577

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 56.9% (continued)
Collateralized Loan Obligations - 48.5% (continued)
Golub Capital Partners CLO Ltd.
2015-25A, 2.29% due 08/05/27[2,5]	$1,200,000	$1,180,522
2014-10A, 3.27% due 10/20/21[2,5]	750,000	747,790
FS Senior Funding Ltd.
2015-1A, 2.08% due 05/28/25[2,5]	1,850,000	1,820,400
Cerberus Onshore II CLO LLC
2014-1A, 2.32% due 10/15/23[2,5]	1,805,366	1,799,339
Steele Creek CLO Ltd.
2014-1A, 2.63% due 08/21/26[2,5]	1,800,000	1,760,289
Neuberger Berman CLO Ltd.
2014-12A, 2.42% due 07/25/23[2,5]	1,550,000	1,532,736
CFIP CLO Ltd.
2014-1A, 1.79% due 04/13/25[2,5]	1,500,000	1,475,019
Duane Street CLO IV Ltd.
2007-4A, 1.36% due 11/14/21[2,5]	750,000	727,914
2007-4A, 2.61% due 11/14/21[2,5]	750,000	727,765
MCF CLO I LLC
2013-1A, 1.97% due 04/20/23[2,5]	1,300,000	1,292,662
ACAS CLO Ltd.
2014-1A, 2.89% due 09/20/23[2,5]	1,250,000	1,243,561
Great Lakes CLO Ltd.
2014-1A, 2.17% due 04/15/25[2,5]	500,000	499,148
2014-1A, 2.92% due 04/15/25[2,5]	500,000	493,316
2014-1A, 4.02% due 04/15/25[2,5]	250,000	248,218
Telos CLO Ltd.
2014-5A, 1.87% due 04/17/25[2,5]	1,000,000	984,321
2014-5A, 2.47% due 04/17/25[2,5]	250,000	244,310
Marea CLO Ltd.
2015-1A, 2.12% due 10/15/23[2,5]	1,250,000	1,214,404
Lime Street CLO Corp.
2007-1A, 1.52% due 06/20/21[2,5]	1,250,000	1,168,611
Madison Park Funding VIII Ltd.
2014-8A, 2.52% due 04/22/22[2,5]	1,100,000	1,093,617
TICP CLO II Ltd.
2014-2A, 2.37% due 07/20/26[2,5]	1,100,000	1,076,174

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 56.9% (continued)
Collateralized Loan Obligations - 48.5% (continued)
Ares XXIII CLO Ltd.
2014-1A, 2.52% due 04/19/23[2,5]	$1,000,000	$999,846
Highbridge Loan Management Ltd.
2014-1A, 2.82% due 09/20/22[2,5]	1,000,000	999,625
Regatta V Funding Ltd.
2014-1A, 3.47% due 10/25/26[2,5]	1,000,000	994,196
LCM X, LP
2014-10A, 3.17% due 04/15/22[2,5]	1,000,000	991,580
Monroe Capital CLO Ltd.
2014-1A, 2.12% due 10/22/26[2,5]	1,000,000	990,508
ACIS CLO Ltd.
2015-6A, 1.92% due 05/01/27[2,5]	1,000,000	989,227
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 1.79% due 10/15/25[2,5]	1,000,000	987,403
Fortress Credit Investments IV Ltd.
2015-4A, 2.22% due 07/17/23[2,5]	1,000,000	986,905
Cavalry CLO II
2013-2A, 1.67% due 01/17/24[2,5]	1,000,000	986,116
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.47% due 04/25/25[2,5]	1,000,000	978,918
Golub Capital BDC CLO LLC
2014-1A, 2.82% due 04/25/26[2,5]	1,000,000	975,967
Venture CLO Ltd.
2015-11A, 2.31% due 11/14/22[2,5]	1,000,000	973,865
WhiteHorse IV Ltd.
2007-4A, 1.77% due 01/17/20[2,5]	1,000,000	969,521
NewMark Capital Funding CLO Ltd.
2013-1A, 1.54% due 06/02/25[2,5]	1,000,000	969,485
Rockwall CDO Ltd.
2007-1A, 0.88% due 08/01/24[2,5]	1,000,000	920,412
Regatta Funding Ltd.
2007-1A, 1.81% due 06/15/20[2,5]	750,000	742,918
NYLIM Flatiron CLO Ltd.
2006-1A, 1.81% due 08/08/20[2,5]	500,000	485,176

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 56.9% (continued)
Collateralized Loan Obligations - 48.5% (continued)
2006-1X, 0.58% due 08/08/20[5]	$244,775	$242,903
Marathon CLO VI Ltd.
2014-6A, 2.41% due 05/13/25[2,5]	750,000	714,661
Westbrook CLO Ltd.
2006-1A, 2.27% due 12/20/20[2,5]	750,000	712,018
Venture VII CDO Ltd.
2006-7A, 0.55% due 01/20/22[2,5]	663,131	651,031
Centurion CDO Ltd.
2005-9A, 0.57% due 07/17/19[2,5]	599,276	592,126
BNPP IP CLO Ltd.
2014-1A, 1.77% due 04/24/26[2,5]	600,000	592,101
TICP CLO I Ltd.
2014-1A, 1.82% due 04/26/26[2,5]	600,000	591,901
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2A, 3.22% due 07/20/23[2,5]	550,000	544,541
Franklin CLO VI Ltd.
2007-6A, 0.57% due 08/09/19[2,5]	529,174	518,111
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.87% due 10/17/22[2,5]	500,000	497,100
Babson CLO Ltd.
2007-1X, 0.54% due 01/18/21[5]	501,906	495,599
Telos CLO 2006-1 Ltd.
2006-1A, 0.81% due 10/11/21[2,5]	500,000	495,504
CIFC Funding 2012-I Ltd.
2014-1A, 2.46% due 08/14/24[2,5]	500,000	494,931
CVP Cascade CLO Ltd.
2014-CLO1, 1.77% due 01/16/26[2,5]	500,000	492,880
Finn Square CLO Ltd.
2012-1A, 3.39% due 12/24/23[2,5]	500,000	491,714
Flagship CLO VI
2007-1A, 2.89% due 06/10/21[2,5]	500,000	491,638
Madison Park Funding V Ltd.
2007-5A, 1.86% due 02/26/21[2,5]	500,000	466,148
San Gabriel CLO Ltd.
2007-1A, 2.74% due 09/10/21[2,5]	400,000	392,736
Nantucket CLO Ltd.
2006-1X, 1.88% due 11/24/20[5]	400,000	388,284

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 56.9% (continued)
Collateralized Loan Obligations - 48.5% (continued)
Newstar Commercial Loan Funding LLC
2014-1A, 2.92% due 04/20/25[2,5]	$250,000	$244,802
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.92% due 07/25/25[2,5]	250,000	242,856
Southfork CLO Ltd.
2005-1A, 1.38% due 02/01/17[2,5]	5,231	5,228
Total Collateralized Loan Obligations		62,090,064
Collateralized Debt Obligations - 5.5%
Resource Capital Corporation Ltd.
2014-CRE2, 1.40% due 04/15/32[2,5]	1,910,306	1,902,054
2015-CRE4, 1.73% due 08/15/32[2,5]	1,250,000	1,237,563
ACRE Commercial Mortgage Trust
2014-FL2, 2.40% due 08/15/31[2,5]	800,000	792,325
2014-FL2, 1.80% due 08/15/31[2,5]	500,000	495,336
2014-FL2, 1.35% due 08/15/31[2,5]	485,010	480,362
Triaxx Prime CDO Ltd.
2006-2A, 0.69% due 10/02/39[2,5]	1,092,051	1,034,338
PFP Ltd.
2015-2, 2.32% due 07/14/34[2,5]	1,000,000	987,765
SRERS Funding Ltd.
2011-RS, 0.54% due 05/09/46[2,5]	178,231	173,729
Total Collateralized Debt Obligations		7,103,472
Credit Cards - 1.6%
Capital One Multi-Asset Execution Trust
2007-A2, 0.41% due 12/16/19[5]	2,000,000	1,993,472
Automotive - 1.0%
CarMax Auto Owner Trust
2015-4, 0.42% due 10/17/16	1,321,290	1,321,291
Equipment - 0.3%
CNH Equipment Trust
2015-B, 0.38% due 06/03/16	350,782	350,782
Total Asset Backed Securities
(Cost $73,271,305)		72,859,081

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7%
Residential Mortgage Backed Securities - 15.6%
CSMC Series
2014-7R, 0.38% due 12/27/37[2,5]	$2,323,461	$2,231,451
2014-7R, 0.37% due 10/27/36[2,5]	2,248,489	2,119,201
2014-2R, 0.40% due 02/27/46[2,5]	1,594,398	1,476,761
2014-6R, 0.40% due 09/27/36[2,5]	778,098	739,135
2014-9R, 0.30% due 06/27/36[2,5]	357,206	342,911
GSMSC Resecuritization Trust
2014-3R, 0.60% due 11/26/36[2,5]	1,797,681	1,723,527
GSAMP Trust
2005-HE6, 0.86% due 11/25/35[5]	1,650,000	1,541,639
Nationstar HECM Loan Trust
2015-2A, 2.88% due 11/25/25[2]	1,501,991	1,500,489
Structured Asset Investment Loan Trust
2005-1, 1.14% due 02/25/35[2,5]	800,000	753,494
2005-2, 1.16% due 03/25/35[5]	700,000	655,221
Banc of America Funding Ltd.
2013-R1, 0.41% due 11/03/41[2,5]	1,516,061	1,408,572
GCAT LLC
2014-2, 3.72% due 10/25/19[1,2]	1,096,712	1,087,713
Encore Credit Receivables Trust
2005-4, 0.86% due 01/25/36[5]	1,100,000	1,019,549
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[1,2]	1,000,000	998,809
New Century Home Equity Loan Trust Series
2005-C, 0.67% due 12/25/35[5]	669,504	635,586
LSTAR Securities Investment Trust
2014-1, 3.53% due 09/01/21[2,5]	534,979	531,930
CIT Mortgage Loan Trust
2007-1, 1.87% due 10/25/37[2,5]	458,483	427,052
Structured Asset Securities Corporation Mortgage Loan Trust
2006-NC1, 0.57% due 05/25/36[5]	432,473	402,533
Accredited Mortgage Loan Trust
2007-1, 0.55% due 02/25/37[5]	279,636	266,595

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.7% (continued)
Residential Mortgage Backed Securities - 15.6% (continued)
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.50% due 02/25/47[5]	$88,443	$86,197
Total Residential Mortgage Backed Securities		19,948,365
Commercial Mortgage Backed Securities - 5.1%
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 1.43% due 06/15/28[2,5]	1,000,000	996,174
2014-ICTS, 1.73% due 06/15/28[2,5]	1,000,000	995,902
2014-ICTS, 2.23% due 06/15/28[2,5]	500,000	496,406
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.43% due 07/15/31[2,5]	1,000,000	991,030
2014-FL5, 1.31% due 07/15/31[2,5]	693,844	688,335
CSMC Series
2014-ICE, 2.48% due 04/15/27[2,5]	1,200,000	1,188,250
COMM Mortgage Trust
2014-KYO, 2.65% due 06/11/27[2,5]	700,000	686,465
BLCP Hotel Trust
2014-CLRN, 1.68% due 08/15/29[2,5]	500,000	490,276
Total Commercial Mortgage Backed Securities		6,532,838
Total Collateralized Mortgage Obligations
(Cost $26,663,151)		26,481,203
CORPORATE BONDS†† - 14.7%
Financial - 10.4%
SPST
1.19% due 03/24/16†††	4,250,000	4,249,618
Fifth Third Bank/Cincinnati OH
1.28% due 08/20/18[5]	1,300,000	1,301,889
Capital One North America/Mclean VA
1.51% due 08/17/18[5]	1,200,000	1,208,806
International Lease Finance Corp.
2.46% due 06/15/16[5]	1,190,000	1,187,025
CCR Incorporated MT100 Payment Rights Master Trust
0.87% due 07/10/17[5]	1,025,727	1,012,392
Willis Towers Watson plc
4.13% due 03/15/16	1,000,000	1,005,421
Royal Bank of Scotland Group plc
1.54% due 03/31/17[5]	1,000,000	998,051

	Face
	Amount	Value
CORPORATE BONDS†† - 14.7% (continued)
Financial - 10.4% (continued)
Citigroup, Inc.
1.28% due 07/25/16[5]	$780,000	$781,099
Macquarie Bank Ltd.
1.38% due 03/24/17[2,5]	500,000	499,828
JPMorgan Chase & Co.
1.03% due 02/26/16[5]	400,000	400,032
Nomura Holdings, Inc.
1.95% due 09/13/16[5]	320,000	321,286
Goldman Sachs Group, Inc.
1.52% due 04/30/18[5]	300,000	301,363
Total Financial		13,266,810
Consumer, Cyclical - 1.7%
Ford Motor Credit Company LLC
3.98% due 06/15/16	1,200,000	1,213,321
Daimler Finance North America LLC
1.04% due 08/03/17[2,5]	1,000,000	998,832
Total Consumer, Cyclical		2,212,153
Communications - 0.9%
Level 3 Financing, Inc.
4.10% due 01/15/18[5]	1,180,000	1,184,425
Diversified - 0.8%
HRG Group, Inc.
7.88% due 07/15/19	1,000,000	1,045,000
Consumer, Non-cyclical - 0.7%
UnitedHealth Group, Inc.
0.77% due 01/17/17[5]	750,000	750,500
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2]	140,000	141,750
Total Consumer, Non-cyclical		892,250
Utilities - 0.2%
AES Corp.
3.41% due 06/01/19[5]	200,000	183,500
Total Corporate Bonds
(Cost $18,833,706)		18,784,138
SENIOR FLOATING RATE INTERESTS††,5 - 2.3%
Technology - 1.3%
First Data Corp.
3.93% due 03/23/18	700,000	689,982
Ciena Corp.
3.75% due 07/15/19	493,750	487,578
Infor, Inc.
3.75% due 06/03/20	230,894	216,272
LANDesk Group, Inc.
5.00% due 02/25/20	197,000	191,090
Total Technology		1,584,922
Communications - 0.5%
Univision Communications, Inc.
4.00% due 02/28/20	441,894	431,731

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2015

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 2.3% (continued)
Communications - 0.5% (continued)
EMI Music Publishing
4.00% due 08/19/22	$261,823	$256,848
Total Communications		688,579
Financial - 0.5%
Fly Leasing Ltd.
3.50% due 08/19/19	672,603	664,868
Total Senior Floating Rate Interests
(Cost $2,991,159)		2,938,369
Total Investments - 99.9%
(Cost $128,512,927)		$127,816,298
Other Assets & Liabilities, net - 0.1%		103,590
Total Net Assets - 100.0%		$127,919,888

Other Information (unaudited)

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted – See Note 2.
†††	Value determined based on Level 3 inputs – See Note 2.
1	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $90,603,589 (cost $91,187,168), or 70.8% of total net assets. These securities have been determined to be liquid under guildelines established by the Board of Trustees.

3	Repurchase Agreement – See Note 4.
4	Rate indicated is the 7-day yield as of December 31, 2015.
5	Variable rate security. Rate indicated is rate effective at December 31, 2015.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at December 31, 2015 (See Note 2 in the Notes to Schedule of Investments):

		Level 2	Level 3
	Level 1 Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Asset Backed Securities	$-	$74,991,954	$-	$74,991,954
Collateralized Mortgage Obligations	-	26,481,203	-	26,481,203
Commercial Paper	-	999,946	-	999,946
Corporate Bonds	-	14,534,520	4,249,618	18,784,138
Senior Floating Rate Interests	-	2,938,369	-	2,938,369
Repurchase Agreements	-	2,239,000	-	2,239,000
Money Market Instruments	1,381,688	-	-	1,381,688
Total	$1,381,688	$122,184,992	$4,249,618	$127,816,298

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Ending Balance	Valuation	Unobservable
Fund	Category	at 12/31/15	Technique	Inputs
Guggenheim Variable Insurance Strategy Fund III	Corporate Bonds	$4,249,618	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2015, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2015:

Level 3 – Fair value measurement using significant unobservable inputs

Corporate Bonds
Guggenheim Variable Insurance Strategy Fund III
Assets:
Beginning Balance	$4,250,893
Change in Unrealized Gain/Loss	(1,275)
Ending Balance	$4,249,618
Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2015	$(1,275)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III's (the "Funds") policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The Guggenheim Strategy Funds Trust (the"Trust") operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange-Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sale price. U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value." Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company's financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g., the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at December 31, 2015.

2. Fair Value Measurement

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds' investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds' assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds' assets and liabilities, i.e., prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds' fair valuation guidelines classify these indicative quoted securities as Level 3 securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Federal Income Taxes

As of December 31, 2015, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund I	$810,072,696	$206,339	$(2,367,816)	$(2,161,477)
Guggenheim Strategy Fund II	333,680,315	237,068	(1,837,954)	(1,600,886)
Guggenheim Strategy Fund III	197,772,061	219,596	(1,201,663)	(982,067)
Guggenheim Variable Insurance Strategy Fund III	128,512,927	179,845	(876,474)	(696,629)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

4. Repurchase Agreements

Each of the Funds may engage in repurchase agreements.  Repurchase agreements are fixed income securities in the form of agreements backed by collateral.  These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future.  The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund.  Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.   Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities.  Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks.  For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Funds may incur a loss upon disposition of them.  In the event of an insolvency or bankruptcy by the selling institution, the Funds' right to control the collateral could be affected and result in certain costs and delays.  In addition, the Funds could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of December 31, 2015, the repurchase agreements in the joint account were as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Strategy Fund II	Jefferies & Company, Inc. 1.91% due 02/16/16	$1,914,000	$1,919,640	Delaware State Transportation Authority Revenue, 4.00%, 06/01/45	$2,045,000	$2,122,935
	Jefferies & Company, Inc. 3.27% due 01/13/16	217,000	217,808	Cathedral Lake Ltd., 07/15/27*	620,000	434,000
Guggenheim Strategy Fund III	Jefferies & Company, Inc. 1.91% due 02/16/16	847,000	849,472	Delaware State Transportation Authority Revenue, 4.00%, 06/01/45	905,000	939,490
	Jefferies & Company, Inc. 1.91% due 02/16/16	993,000	995,898	Solano County California Community College Convertible, 0.00%, 08/01/27	1,340,000	1,106,666
Guggenheim Variable Insurance Strategy Fund III	Jefferies & Company, Inc. 1.91% due 02/16/16	1,095,000	1,098,253	Delaware State Transportation Authority Revenue, 4.00%, 06/01/45	1,170,000	1,214,589
	Jefferies & Company, Inc. 3.27% due 01/13/16	590,000	592,197	Cathedral Lake Ltd., 07/15/27*	1,687,000	1,180,006
	Jefferies & Company, Inc. 1.69% due 01/11/16	554,000	558,005	Detroit Michigan Water & Sewerage Department Systems Revenue, 5.00%, 07/01/23	550,000	619,080
*Residual Interest.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred.  There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.  The Funds' investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Funds' registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.
(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act")) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.
(b)	There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.
Item 3.    Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Guggenheim Strategy Funds Trust
By:         /s/Donald C. Cacciapaglia
Name:      Donald C. Cacciapaglia
Title:        President and Chief Executive Officer
Date:  February 29, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:         /s/Donald C. Cacciapaglia
Name:      Donald C. Cacciapaglia
Title:        President and Chief Executive Officer
Date:  February 29, 2016
By:        /s/John L. Sullivan
Name:     John L. Sullivan
Title:      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:  February 29, 2016